Offerings - Offering: 1	Jun. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	58.497
Maximum Aggregate Offering Price	$ 58,497,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,955.89
Offering Note	(1) Calculated pursuant to General Instruction E to Form S-8. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h)(1), based upon the average of the high and low sales prices of the Registrant's Common Stock on The Nasdaq Stock Market on June 12, 2025, multiplied by 85%, which is the percentage of the trading price applicable to purchases under the Registrant's Employee Stock Purchase Plan. (3) The Registrant is not relying on Rule 457(p) under the Securities Act to offset any of the filing fee due with respect to the Registration Statement to which this exhibit relates and, accordingly, Table 2 has been omitted.